Schedule of future amortization expenses for intangible assets (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Financial year ending 2024	$ 360
Financial year ending 2025 to 2027	$ 307